Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total	$ 100,000	$ 125,000
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2021	25,000
2022	25,000
2023	25,000
2024	25,000
Total	$ 100,000